Summary of Significant Accounting Policies (Details) - Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Short-term investments - debt security	¥ 1,307,865	$ 200,439	¥ 1,612,351
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Short-term investments - debt security
Significant Other Observable Inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Short-term investments - debt security	1,307,865		1,612,351
Significant Unobservable Inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Short-term investments - debt security